BORROWINGS - Effective interest rates (Details)	Dec. 31, 2017	Dec. 31, 2016
Fixed rate
BORROWINGS
Effective interest rate	3.18%	3.52%
Variable rate
BORROWINGS
Effective interest rate	5.02%	4.82%